Equipment (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Cost
Beginning balance	$ 5,307	$ 0
Additions	542,742
Impairment	(5,213)
Effect of foreign exchange rate changes	(94)	94
Exchange agreement (Note 4(b))	0	5,213
Ending balance	542,742	5,307
Accumulated Depreciation
Beginning balance	1,145
Depreciation	2,921	1,135
Impairment	(1,312)
Effect of foreign exchange rate changes	(257)	10
Ending balance	2,497	1,145
Net Book Value
Beginning balance	4,162
Ending balance	540,245	4,162
Computer equipment [Member]
Cost
Beginning balance	0	0
Additions	7,349	0
Impairment	0	0
Effect of foreign exchange rate changes	0	0
Exchange agreement (Note 4(b))	0	0
Ending balance	7,349	0
Accumulated Depreciation
Beginning balance	0	0
Depreciation	306	0
Impairment	0	0
Effect of foreign exchange rate changes	0
Ending balance	306	0
Net Book Value
Beginning balance
Ending balance	7,043
Equipment [Member]
Cost
Beginning balance	5,307	0
Additions	65,698	0
Impairment	(5,213)	0
Effect of foreign exchange rate changes	(94)	94
Exchange agreement (Note 4(b))	0	5,213
Ending balance	65,698	5,307
Accumulated Depreciation
Beginning balance	1,145	0
Depreciation	2,615	1,135
Impairment	(1,312)	0
Effect of foreign exchange rate changes	(257)	10
Ending balance	2,191	1,145
Net Book Value
Beginning balance	4,162
Ending balance	63,507	4,162
Security system [Member]
Cost
Beginning balance		0
Additions	269,611
Impairment	0
Effect of foreign exchange rate changes	0	0
Exchange agreement (Note 4(b))	0	0
Ending balance	269,611
Accumulated Depreciation
Beginning balance
Depreciation
Impairment	0
Effect of foreign exchange rate changes
Ending balance
Net Book Value
Beginning balance
Ending balance	269,611
Leasehold improvements [Member]
Cost
Beginning balance	0	0
Additions	200,084	0
Impairment	0	0
Effect of foreign exchange rate changes	0	0
Exchange agreement (Note 4(b))	0	0
Ending balance	200,084	0
Accumulated Depreciation
Beginning balance	0	0
Depreciation	0	0
Impairment	0	0
Effect of foreign exchange rate changes	0	0
Ending balance	0	0
Net Book Value
Beginning balance
Ending balance	$ 200,084